Fees and Commissions Income (Tables)	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the six months ended September 30, 2023 and 2024 are as follows:

	2023 (As Adjusted)	2024
	(in millions)
Fees and commissions on deposits	¥18,277	¥18,418
Fees and commissions on remittances and transfers	73,481	78,435
Fees and commissions on foreign trading business	36,905	42,601
Fees and commissions on credit card business	120,202	128,463
Fees and commissions on security-related services	133,126	169,960
Fees and commissions on administration and management services for investment funds	150,700	162,524
Trust fees	62,724	69,501
Guarantee fees(1)	25,270	26,663
Insurance commissions	29,934	38,107
Fees and commissions on real estate business	22,347	28,190
Other fees and commissions(2)	213,264	250,166
Total	¥886,230	¥1,013,028

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.